COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Commitments Contingencies and Guarantess [Abstract]
Summary of letters of credit issued by Brookfield Renewable
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	2019	2018
Brookfield Renewable along with institutional investors	$50	$51
Brookfield Renewable's subsidiaries	286	338
	$336	$389